ACCRUED LIABILITIES AND OTHER PAYABLES - Accrued liabilities and other payables are denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	¥ 22,846	¥ 23,342
Renminbi
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	22,846	¥ 23,342
US dollars
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Line Items]
Current accrued expenses and other current liabilities	¥ 0